Leases - Sublease income (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Sublease rental income	$ 356	$ 367	$ 1,467	$ 987